Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,240	$ 3,232
Accounts receivable	1,000	556
Prepaid expenses	384	421
Other current assets	11	16
Total current assets	4,635	4,225
Other investment	5,350	5,350
Total assets	9,985	9,575
Current liabilities:
Accounts payable	508	390
Accrued research and development costs	198	52
Accrued expenses and other current liabilities	194	283
Total current liabilities	900	725
Commitments and contingencies (Note 6)	0	0
Stockholders' equity
Preferred stock, no par value, 100,000,000 shares authorized and 351,037 shares of Series A convertible preferred stock issued and outstanding at December 31, 2025 and 2024	0	0
Common stock, no par value, 400,000,000 shares authorized at December 31, 2025 and 2024; 3,925,314 and 2,710,096 shares issued at December 31, 2025 and 2024, respectively; 3,821,236 and 2,545,922 shares outstanding at December 31, 2025 and 2024, respectively	0	0
Paid-in capital	280,105	276,342
Accumulated deficit	(271,020)	(267,492)
Total stockholders' equity	9,085	8,850
Total liabilities and stockholders' equity	$ 9,985	$ 9,575